CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,052,192)	$ 4,449,036
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments in trust	(207,405)	(1,457)
Change in fair value of warrants	330,873	(4,854,362)
Finance transaction cost	464,670
Changes in operating assets and liabilities:
Prepaid assets	179	136,658
Accounts payable and accrued expenses	362,907	106,619
Due to related party	30,000	30,000
Net cash used in operating activities	(70,968)	(133,506)
Cash Flows from Investing Activities:
Extension Contributions to Trust Account	(375,000)
Net cash used in investing activities	(375,000)
Cash Flows from Financing Activities:
Proceeds from issuance of promissory notes	301,500
Proceeds from issuance of promissory note to related party	125,000	100,000
Repayment of promissory note to related party		(149,091)
Net cash provided by (used in) financing activities	426,500	(49,091)
Net Change in Cash	(19,468)	(182,597)
Cash – Beginning	35,806	322,128
Cash – Ending	16,338	139,531
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A Common Stock to redemption value	$ 532,405